Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	5,892.26
Total Transaction Valuation	42,666,623.00
Total Offset Amount	0.00
Net Fee	$ 5,892.26
Offering Table N/A
Offset Table N/A	N/A